Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

					Value of Initial Fixed $100
			Average		Investment Based on:			Company
	Summary		Summary	Average	Total	Peer Group		Selected
	Compensation	Compensation	Compensation	Compensation	Shareholder	Total		Measure
	Table Total	Actually Paid	Table Total for	Actually Paid to	Return	Shareholder	Net Income	Bookings
Year (1)	for PEO	to PEO (2)	Non-PEO NEOs	Non-PEO NEOs (2)	(“TSR”)	Return (3)	($Millions) (4)	($Millions) (5)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	$2,984,326	$(163,997,031)	$8,799,187	$17,746,707	$83	$210	$(941)	$4,369
2023	$2,136,740	$123,047,077	$9,615,484	$12,090,218	$66	$153	$(1,159)	$3,521
2022	$1,141,723	$(574,303,416)	$10,820,908	$(24,933,746)	$41	$97	$(934)	$2,872
2021	$232,786,391	$744,614,451	$17,782,544	$62,958,728	$148	$135	$(503)	$2,726
(1)	The PVP table reflects required disclosures for fiscal years 2024, 2023, 2022 and 2021, the year the Company first became a reporting company pursuant to Section 13(a) or Section 15(d) of the Exchange Act. The Principal Executive Officer (“PEO”) in all reporting years is David Baszucki. The non-PEO NEOs in the 2024 reporting year are Michael Guthrie, Manuel Bronstein, Arvind Chakravarthy, and Mark Reinstra. The non-PEO NEOs in the 2023 reporting year are Michael Guthrie, Manuel Bronstein, Craig Donato, Barbara Messing, Mark Reinstra and Daniel Sturman. The non-PEO NEOs in the 2022 reporting year are Michael Guthrie, Daniel Sturman, Barbara Messing and Mark Reinstra. The non-PEO NEOs in the 2021 reporting year are Michael Guthrie, Daniel Sturman, Manuel Bronstein, and Craig Donato.
(2)	“Compensation Actually Paid” (“CAP”) is calculated by taking Summary Compensation Table total compensation: a) less the stock award and stock option grant values; b) plus the year over year change in the fair value of stock and option awards that are unvested as of the end of the year, or vested or were forfeited during the year. The Company has not paid dividends historically and does not sponsor any pension arrangements; thus no adjustments are made for these items. Reconciliation of the Summary Compensation Table total compensation and CAP is summarized in the following table:

	PEO(i)(ii)(iii)
Fiscal Year	2021	2022	2023	2024
SCT Total Compensation	$232,786,391	$1,141,723	$2,136,740	$2,984,326
- Change in Pension Value and Above Market Non-Qualified Deferred Compensation	$—	$—	$—	$—
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(232,185,000)	$—	$—	$—
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$562,902,500	$—	$—	$58,132,000
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$124,170,175	$(505,206,983)	$115,919,544	$—
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$—	$—	$1,558,522
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$56,940,386	$(70,238,155)	$4,990,793	$(6,879)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$—	$—	$(226,665,000)
+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$—	$—	$—	$—
Compensation Actually Paid	$744,614,451	$(574,303,416)	$123,047,077	$(163,997,031)

	Average Non-NEO PEO(i)(ii)(iii)
Fiscal Year	2021	2022	2023	2024
SCT Total Compensation	$17,782,544	$10,820,908	$9,615,484	$8,799,187
- Change in Pension Value and Above Market Non-Qualified Deferred Compensation	$—	$—	$—	$—
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(17,250,250)	$(10,186,779)	$(8,817,183)	$(8,069,693)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$21,196,156	$4,768,744	$6,178,511	$13,755,868
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$22,690,135	$(18,691,504)	$2,310,013	$2,607,518
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$3,744,929	$1,994,756	$1,414,874	$1,280,382
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$14,795,214	$(13,639,893)	$2,299,886	$(626,572)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$—	$(911,367)	$17
+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$—	$—	$—	$—
Compensation Actually Paid	$62,958,728	$(24,933,746)	$12,090,218	$17,746,707
(i)	For 2022, the fair value of the CEO Long-Term Performance Award and performance stock units used to calculate CAP was determined using a Monte Carlo simulation valuation model, in accordance with FASB ASC 718. The fair value of performance stock units granted in 2023 and 2024 and restricted stock units used to calculate CAP was determined using the grant date fair value, in accordance with FASB ASC 718. The grant date fair value of Mr. Baszucki’s awards as stated in our Summary Compensation Table for Fiscal Year 2024 is $0 despite the intended value of the grants being $25 million because the grants were deemed a modification of his Original Founder Long-Term Performance Award for accounting purposes and under FASB ASC Topic 718, as of March 1, 2024, we were not required to record any incremental fair value in connection with the modification.
(ii)	The fair value of option awards used to calculate CAP was determined using the Black-Scholes option pricing model, in accordance with FASB 718.
(iii)	Due to rounding, the total Compensation Actually Paid may not be the precise value obtained by adding and subtracting the numbers in the column.
(3)	The peer group index is comprised of the S&P 500 Information Technology Index, which is the industry line peer group reported in our Annual Report on Form 10-K filed with the SEC on February 18, 2025.
(4)	Represents the Company's consolidated net loss, which includes the loss attributable to its noncontrolling interest.
(5)	The Company selected financial measure, as required by Item 402(v) of Regulation S-K, is Bookings, which, in our assessment, represents the most important financial measure linking 2024 NEO Compensation Actually Paid to Company performance.

Company Selected Measure Name	Bookings
Named Executive Officers, Footnote
(1)	The PVP table reflects required disclosures for fiscal years 2024, 2023, 2022 and 2021, the year the Company first became a reporting company pursuant to Section 13(a) or Section 15(d) of the Exchange Act. The Principal Executive Officer (“PEO”) in all reporting years is David Baszucki. The non-PEO NEOs in the 2024 reporting year are Michael Guthrie, Manuel Bronstein, Arvind Chakravarthy, and Mark Reinstra. The non-PEO NEOs in the 2023 reporting year are Michael Guthrie, Manuel Bronstein, Craig Donato, Barbara Messing, Mark Reinstra and Daniel Sturman. The non-PEO NEOs in the 2022 reporting year are Michael Guthrie, Daniel Sturman, Barbara Messing and Mark Reinstra. The non-PEO NEOs in the 2021 reporting year are Michael Guthrie, Daniel Sturman, Manuel Bronstein, and Craig Donato.

Peer Group Issuers, Footnote
(3)	The peer group index is comprised of the S&P 500 Information Technology Index, which is the industry line peer group reported in our Annual Report on Form 10-K filed with the SEC on February 18, 2025.

PEO Total Compensation Amount	$ 2,984,326	$ 2,136,740	$ 1,141,723	$ 232,786,391
PEO Actually Paid Compensation Amount	$ (163,997,031)	123,047,077	(574,303,416)	744,614,451
Adjustment To PEO Compensation, Footnote
(2)	“Compensation Actually Paid” (“CAP”) is calculated by taking Summary Compensation Table total compensation: a) less the stock award and stock option grant values; b) plus the year over year change in the fair value of stock and option awards that are unvested as of the end of the year, or vested or were forfeited during the year. The Company has not paid dividends historically and does not sponsor any pension arrangements; thus no adjustments are made for these items. Reconciliation of the Summary Compensation Table total compensation and CAP is summarized in the following table:

	PEO(i)(ii)(iii)
Fiscal Year	2021	2022	2023	2024
SCT Total Compensation	$232,786,391	$1,141,723	$2,136,740	$2,984,326
- Change in Pension Value and Above Market Non-Qualified Deferred Compensation	$—	$—	$—	$—
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(232,185,000)	$—	$—	$—
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$562,902,500	$—	$—	$58,132,000
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$124,170,175	$(505,206,983)	$115,919,544	$—
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$—	$—	$1,558,522
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$56,940,386	$(70,238,155)	$4,990,793	$(6,879)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$—	$—	$(226,665,000)
+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$—	$—	$—	$—
Compensation Actually Paid	$744,614,451	$(574,303,416)	$123,047,077	$(163,997,031)
(i)	For 2022, the fair value of the CEO Long-Term Performance Award and performance stock units used to calculate CAP was determined using a Monte Carlo simulation valuation model, in accordance with FASB ASC 718. The fair value of performance stock units granted in 2023 and 2024 and restricted stock units used to calculate CAP was determined using the grant date fair value, in accordance with FASB ASC 718. The grant date fair value of Mr. Baszucki’s awards as stated in our Summary Compensation Table for Fiscal Year 2024 is $0 despite the intended value of the grants being $25 million because the grants were deemed a modification of his Original Founder Long-Term Performance Award for accounting purposes and under FASB ASC Topic 718, as of March 1, 2024, we were not required to record any incremental fair value in connection with the modification.
(ii)	The fair value of option awards used to calculate CAP was determined using the Black-Scholes option pricing model, in accordance with FASB 718.

Non-PEO NEO Average Total Compensation Amount	$ 8,799,187	9,615,484	10,820,908	17,782,544
Non-PEO NEO Average Compensation Actually Paid Amount	$ 17,746,707	12,090,218	(24,933,746)	62,958,728
Adjustment to Non-PEO NEO Compensation Footnote
(2)	“Compensation Actually Paid” (“CAP”) is calculated by taking Summary Compensation Table total compensation: a) less the stock award and stock option grant values; b) plus the year over year change in the fair value of stock and option awards that are unvested as of the end of the year, or vested or were forfeited during the year. The Company has not paid dividends historically and does not sponsor any pension arrangements; thus no adjustments are made for these items. Reconciliation of the Summary Compensation Table total compensation and CAP is summarized in the following table:

	Average Non-NEO PEO(i)(ii)(iii)
Fiscal Year	2021	2022	2023	2024
SCT Total Compensation	$17,782,544	$10,820,908	$9,615,484	$8,799,187
- Change in Pension Value and Above Market Non-Qualified Deferred Compensation	$—	$—	$—	$—
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(17,250,250)	$(10,186,779)	$(8,817,183)	$(8,069,693)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$21,196,156	$4,768,744	$6,178,511	$13,755,868
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$22,690,135	$(18,691,504)	$2,310,013	$2,607,518
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$3,744,929	$1,994,756	$1,414,874	$1,280,382
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$14,795,214	$(13,639,893)	$2,299,886	$(626,572)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$—	$(911,367)	$17
+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$—	$—	$—	$—
Compensation Actually Paid	$62,958,728	$(24,933,746)	$12,090,218	$17,746,707
(i)	For 2022, the fair value of the CEO Long-Term Performance Award and performance stock units used to calculate CAP was determined using a Monte Carlo simulation valuation model, in accordance with FASB ASC 718. The fair value of performance stock units granted in 2023 and 2024 and restricted stock units used to calculate CAP was determined using the grant date fair value, in accordance with FASB ASC 718. The grant date fair value of Mr. Baszucki’s awards as stated in our Summary Compensation Table for Fiscal Year 2024 is $0 despite the intended value of the grants being $25 million because the grants were deemed a modification of his Original Founder Long-Term Performance Award for accounting purposes and under FASB ASC Topic 718, as of March 1, 2024, we were not required to record any incremental fair value in connection with the modification.
(ii)	The fair value of option awards used to calculate CAP was determined using the Black-Scholes option pricing model, in accordance with FASB 718.
(iii)	Due to rounding, the total Compensation Actually Paid may not be the precise value obtained by adding and subtracting the numbers in the column.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Most Important Metric Used for Linking Pay and Performance

As described in the Compensation Discussion and Analysis, our executive compensation program reflects a pay-for-performance philosophy and compensation decisions are made each year taking into account a number of factors. Target pay levels are primarily set based on individual performance, scope of responsibility, an annual assessment of pay competitiveness within the market, and overall Company performance. Below is an unranked list of the most important financial performance measures that we use to link Compensation Actually Paid to the Company’s performance in the most recently completed fiscal year:

◼	Bookings
◼	Covenant Adjusted EBITDA
◼	Stock Price

Total Shareholder Return Amount	$ 83	66	41	148
Peer Group Total Shareholder Return Amount	210	153	97	135
Net Income (Loss)	$ (941,000,000)	$ (1,159,000,000)	$ (934,000,000)	$ (503,000,000)
Company Selected Measure Amount	4,369,000,000	3,521,000,000	2,872,000,000	2,726,000,000
PEO Name	David Baszucki
Amount of grant date fair value	$ 0
Intended grant date fair value	$ 25,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Bookings
Non-GAAP Measure Description
(5)	The Company selected financial measure, as required by Item 402(v) of Regulation S-K, is Bookings, which, in our assessment, represents the most important financial measure linking 2024 NEO Compensation Actually Paid to Company performance.

Measure:: 2
Pay vs Performance Disclosure
Name	Covenant Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Stock Price
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ (232,185,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 58,132,000			562,902,500
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 115,919,544	$ (505,206,983)	124,170,175
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,558,522
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,879)	4,990,793	(70,238,155)	56,940,386
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(226,665,000)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,069,693)	(8,817,183)	(10,186,779)	(17,250,250)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,755,868	6,178,511	4,768,744	21,196,156
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,607,518	2,310,013	(18,691,504)	22,690,135
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,280,382	1,414,874	1,994,756	3,744,929
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(626,572)	2,299,886	$ (13,639,893)	$ 14,795,214
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 17	$ (911,367)